Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Expense
The components of lease expense for the year ended December 31, 2019 were as follows:

Year ended
$
Operating lease expense	16,372
Variable lease expense, including non-lease components	12,971
Total lease expense	29,343

Maturities of Lease Liabilities
Maturities of lease liabilities as at December 31, 2019 were as follows:

Fiscal Year	Operating Leases $
2020	25,665
2021	40,424
2022	48,839
2023	41,111
2024	48,175
Thereafter	366,675
Total future minimum payments	570,889
Minimum payments related to leases that have not yet commenced	(142,200)
Minimum payments related to variable lease payments, including non-lease components	(233,770)
Imputed interest	(43,212)
Total lease liabilities	151,707

Summary of Lease Incentive Payable
Prior to the adoption of the new leasing standard on January 1, 2019, the Company's lease liabilities related to lease incentives. The balance of lease incentives as of December 31, 2018 was as follows:

December 31, 2018
$
Current portion	2,552
Long term portion	22,316
24,868